Intangible Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	May 18, 2017
Intangible Assets (Textual)
Amortization expense	$ 0	$ 138		$ 553	$ 555
Goodwill	$ 3,223
Impaired of intangible assets of net book value				$ 992
Customer Lists [Member]
Intangible Assets (Textual)
Impairment charges					1,042
Write-down of goodwill					582
Goodwill			1,264		1,264
Labs [Member]
Intangible Assets (Textual)
Goodwill			65		$ 65	$ 65
Write-down non-compete agreements			$ 78